Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets Held For Sale [Abstract]
Summary of Assets-Held-For Sale And Disposal Groups
As of December 31, 2022, the disposal group was stated at the Group’s carrying value and was comprised of the following:

Property, plant and equipment	57,921
Other current assets	5,303

Assets held for sale	63,224